Stockholders' Equity (Details)				1 Months Ended				12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 22, 2016 USD ($) $ / shares shares	Nov. 08, 2016 $ / shares	Nov. 30, 2016 $ / shares	Oct. 31, 2016 USD ($) shares	Jun. 30, 2016 USD ($) $ / shares shares	Feb. 29, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) item $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Nov. 29, 2016 USD ($)	Oct. 27, 2014 shares	Oct. 26, 2014 shares
Stockholders' Equity
Common stock, shares authorized | shares	50,000,000							50,000,000	50,000,000
Common stock par value (in dollars per share) | $ / shares	$ 0.0001							$ 0.0001	$ 0.0001
Number of voting rights entitled for each share of common stock held | item								1
Share issue price (in dollars per share) | $ / shares	$ 0.716		$ 0.91	$ 0.69				$ 0.716
Net proceeds from initial public offering									$ 18,810,484
Amount of shares issued									$ 15,512,260
Number of warrants issued to purchase shares of common stock (in shares) | shares	67,655							67,655	26,785
Strike price (in dollars per share) | $ / shares			0.01
Issuance costs of equity and warrants
Total		$ 1,000,001
% Allocation		100.00%
Warrants issuance costs (allocated)		$ 225,944
Total		$ 322,777
Fair Value Assumptions and Methodology for Assets and Liabilities
Share Price | $ / shares	$ 0.716		0.91	0.69				$ 0.716
Exercise price | $ / shares	$ 0.75		$ 0.01	$ 0.75				$ 0.75
Term	5 years 4 months 28 days		5 years 8 months 19 days	5 years 6 months
Volatility (as a percent)	73.62%		70.35%	71.92%
Dividend yield (as a percent)	0.00%		0.00%	0.00%
Risk-free interest rate (as a percent)	2.00%		1.45%	1.87%
Preferred stock, shares authorized | shares	10,000,000							10,000,000	10,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001							$ 0.0001	$ 0.0001
Preferred stock, shares issued | shares	0							0	0
Preferred stock, shares outstanding | shares	0							0	0
Shares of common stock reserved for issuance
Options issued and outstanding | shares	2,571,220							2,571,220	919,506
Options available for grant | shares	39,988							39,988	106,833
RSUs issued and outstanding | shares	20,789							20,789	55,536
Warrants issued and outstanding | shares	5,968,876							5,968,876	748,872
Convertible notes | shares	67,655							67,655	26,785
Total | shares	8,668,528							8,668,528	1,857,532
2016 Private Placement
Stockholders' Equity
Shares issued (in shares) | shares		1,666,668
Share issue price (in dollars per share) | $ / shares		$ 0.60
Net proceeds from issuance of common stock		$ 677,224
Amount of shares issued		1,000,000
Issuance costs of equity and warrants
Common stock issuance costs (allocated)		$ 322,777
Fair Value Assumptions and Methodology for Assets and Liabilities
Share Price | $ / shares		$ 0.60
Private investment
Stockholders' Equity
Shares issued (in shares) | shares								2,027,490
Share price required to issue shares more than permitted number (in dollars per share) | $ / shares								$ 1.32
Net proceeds from issuance of common stock								$ 2,676,700
Common Stock
Stockholders' Equity
Common stock, shares authorized | shares											15,000,000	10,000,000
Shares issued (in shares) | shares									2,860,000
Amount of shares issued		$ 106,000							$ 286
Issuance costs of equity and warrants
Fair value of common stock		$ 156,522
% Allocation		16.00%
Common stock issuance costs (allocated)		$ 50,522
Common Stock | Private investment
Stockholders' Equity
Term of stock purchase agreement						30 months
Shares issued (in shares) | shares					170,455	222,222		1,348,601
Private Offering Price (in dollars per share) | $ / shares						$ 2.25
Net proceeds from issuance of common stock					$ 150,000	$ 394,534		$ 2,176,700
Amount of shares issued						500,000
Offering expenses						$ 105,398
Shares issued to a private investor in payment of underwriting discounts and commissions | shares						456,667
Common Stock | Secondary public offering
Stockholders' Equity
Shares issued (in shares) | shares							2,000,000
Shares issued (price per share) | $ / shares							$ 2.50
Net proceeds from initial public offering							$ 4,100,000
Underwriting discounts and commissions							373,011
Offering expenses							$ 496,887
Common Stock | Maximum | Private investment
Stockholders' Equity
Value of common stock that may be sold to a private investor						$ 15,000,000
Series A warrants and placement agent warrants
Stockholders' Equity
Strike price (in dollars per share) | $ / shares	$ 0.75							$ 0.75
Issuance costs of equity and warrants
Fair value of warrants		$ 56,000
Fair Value Assumptions and Methodology for Assets and Liabilities
Term	5 years 4 months 28 days	5 years 6 months
Volatility (as a percent)	73.62%	71.92%
Risk-free interest rate (as a percent)	2.00%	1.87%
Warrant liability	$ 799,201							$ 799,201
Series A Warrants
Stockholders' Equity
Number of warrants issued to purchase shares of common stock (in shares) | shares		1,666,668
Strike price (in dollars per share) | $ / shares		$ 0.75
Issuance costs of equity and warrants
Fair value of warrants		$ 700,001
% Allocation		70.00%
Warrants issuance costs (allocated)		$ 225,944
Fair Value Assumptions and Methodology for Assets and Liabilities
Warrant liability		$ 756,001								$ 756,001
Shares of common stock reserved for issuance
Convertible notes | shares		1,666,668
Series B warrants
Stockholders' Equity
Number of warrants issued to purchase shares of common stock (in shares) | shares		1,666,668
Strike price (in dollars per share) | $ / shares		$ 0.90
Fair Value Assumptions and Methodology for Assets and Liabilities
Term		1 year
Volatility (as a percent)		116.65%
Risk-free interest rate (as a percent)		0.78%
Shares of common stock reserved for issuance
Convertible notes | shares		1,666,668
Warrants (Series B and C)
Stockholders' Equity
Amount of shares issued		$ 97,167
Issuance costs of equity and warrants
Fair value of warrants		$ 143,478
% Allocation		14.00%
Warrants issuance costs (allocated)		$ 46,311
Series C warrants
Stockholders' Equity
Number of warrants issued to purchase shares of common stock (in shares) | shares		1,666,668
Strike price (in dollars per share) | $ / shares		$ 1.00
Fair Value Assumptions and Methodology for Assets and Liabilities
Term		1 year 6 months
Volatility (as a percent)		116.92%
Risk-free interest rate (as a percent)		0.94%
Shares of common stock reserved for issuance
Convertible notes | shares		1,666,668